Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 164.8	$ 120.3	$ 62.1
Additions for tax positions of current year	12.6	20.5	43.2
Additions for tax positions of prior years	15.6	31.8	18.6
Reductions for tax positions of prior years	0	0	(2.1)
Closure of tax years	(7.2)	(7.8)	0
Settlements	(51.6)	0	(1.5)
Balance at end of year	134.2	164.8	120.3
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	14.1	10.9
Current Liability [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at end of year	5.0
Federal [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements			(1.5)
Federal [Member] | Tax Years 2008 and 2009 [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	(8.9)
Federal [Member] | Tax Years 2001 and 2003 [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	(21.0)
Sweden
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	(21.1)
Portion of Settlement that Reduced Income Tax Expense	$ (16.9)